Cover	Jul. 08, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2026
Entity File Number	001-42630
Entity Registrant Name	CANTOR EQUITY PARTNERS II, INC.
Entity Central Index Key	0002034269
Entity Tax Identification Number	98-1576521
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	646
Local Phone Number	918-5012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CEPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022